Principal activities and organization (Details)	12 Months Ended
Dec. 31, 2017
Bitauto Hong Kong Limited [Member]
Date of incorporation or acquisition	Apr. 27, 2010
place of operations	Hong Kong
% equity interest	100.00%
Beijing Bitauto Internet Information Company Limited [Member]
Date of incorporation or acquisition	Jan. 20, 2006
place of operations	PRC
% equity interest	100.00%
Dalian Rongxin Financial Guarantees Company Limited [Member]
Date of incorporation or acquisition	Jun. 06, 2016
place of operations	PRC
% equity interest	100.00%
Yixin Group Limited [Member]
Date of incorporation or acquisition	Nov. 19, 2014
place of operations	Cayman Islands
% equity interest	45.20%
Yixin Holding Hong Kong Limited [Member]
Date of incorporation or acquisition	Nov. 27, 2014
place of operations	Hong Kong
% equity interest	45.20%
Xinche Investment (Shanghai) Company Limited [Member]
Date of incorporation or acquisition	Jan. 16, 2015
place of operations	PRC
% equity interest	45.20%
Shanghai Yixin Financing Leasing Company Limited [Member]
Date of incorporation or acquisition	Aug. 12, 2014
place of operations	PRC
% equity interest	45.20%
Tianjin Hengtong Jiahe Financing Lease Company Limited [Member]
Date of incorporation or acquisition	May 18, 2015
place of operations	PRC
% equity interest	45.20%
Xinjiang Yin'an Information Technology Company Limited [Member]
Date of incorporation or acquisition	Sep. 06, 2017
place of operations	PRC
% equity interest	45.20%
KKC Holdings Limited KKC [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	Cayman Islands
% equity interest	45.20%
KKC Holdings Limited [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	Hong Kong
% equity interest	45.20%
Beijing KKC Technology Company Limited [Member]
Date of incorporation or acquisition	Nov. 10, 2016
place of operations	PRC
% equity interest	45.20%
Beijing C&I Advertising Company Limited [Member]
Date of incorporation or acquisition	Dec. 30, 2002
place of operations	PRC
% equity interest	75.50%
Beijing Bitauto Information Technology Company Limited [Member]
Date of incorporation or acquisition	Nov. 30, 2005
place of operations	PRC
% equity interest	100.00%
Beijing Easy Auto Media Company Limited [Member]
Date of incorporation or acquisition	Mar. 07, 2008
place of operations	PRC
% equity interest	100.00%
Beijing Bitauto Interactive Advertising Company Limited [Member]
Date of incorporation or acquisition	Dec. 12, 2007
place of operations	PRC
% equity interest	100.00%
Beijing Xinbao Information Technology Company Limited [Member]
Date of incorporation or acquisition	Feb. 02, 2008
place of operations	PRC
% equity interest	100.00%
Tianjin Boyou Information Technology Company Limited [Member]
Date of incorporation or acquisition	May 16, 2014
place of operations	PRC
% equity interest	100.00%
Beijing Bit EP Information Technology Company Limited Bit EP” [Member]
Date of incorporation or acquisition	Jun. 03, 2011
place of operations	PRC
% equity interest	100.00%
Beijing Yixin Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 09, 2015
place of operations	PRC
% equity interest	45.20%